Document and Entity Information	Apr. 25, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001439222
Document Type	8-K
Document Period End Date	Apr. 25, 2022
Entity Registrant Name	Agios Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36014
Entity Tax Identification Number	26-0662915
Entity Address, Address Line One	88 Sidney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	649-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001 per share
Trading Symbol	AGIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false